Summary of Significant Accounting Policies - Schedule of Computation of Earnings Per Common Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income (loss)	$ 2,978,726	$ 2,246,524	$ 9,290,680	$ 19,529,105	$ 21,669,452	$ (19,564,718)	$ (51,206,803)
Net (income) loss attributable to noncontrolling interests	(463,844)	(366,047)	(1,573,727)	(2,528,010)	(2,847,572)	2,663,123	6,901,931
Net income attributable to SmartStop Self Storage REIT, Inc.	2,514,882	1,880,477	7,716,953	17,001,095	18,821,880	(16,901,595)	(44,304,872)
Less: Distributions to preferred stockholders	(3,150,685)	(3,150,684)	(9,349,315)	(9,349,315)	(12,500,000)	(12,500,000)	(10,049,522)
Less: Distributions to participating securities	(92,813)	(72,260)	(276,041)	(213,535)	(285,796)	(246,109)	(135,836)
Net income (loss) attributable to common stockholders for basic computations:	(728,616)	(1,342,467)	(1,908,403)	7,438,245	6,036,084	(29,647,704)	(54,490,230)
Net income (loss) attributable to common stockholders for diluted computations:	$ (728,616)	$ (1,342,467)	$ (1,908,403)	$ 7,438,245	$ 6,036,084	$ (29,647,704)	$ (54,490,230)
Average number of Class A and Class T shares outstanding- basic					91,939,172	79,438,374	59,616,407
Average number of Class A and Class T shares outstanding- diluted					92,056,438	79,438,374	59,616,407
Earnings Per Share, Basic	$ (0.01)	$ (0.01)	$ (0.02)	$ 0.08	$ 0.07	$ (0.37)	$ (0.91)
Earnings Per Share, Diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ 0.08	0.07	(0.37)	(0.91)
Class A and T Common stock
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Average number of Class A and Class T shares outstanding- basic	96,837,584	96,786,669	96,824,500	90,305,337
Average number of Class A and Class T shares outstanding- diluted	96,837,584	96,786,669	96,824,500	90,425,665
Earnings Per Share, Basic	$ (0.01)	$ (0.01)	$ (0.02)	$ 0.08	0.07	(0.37)	(0.91)
Earnings Per Share, Diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ 0.08	$ 0.07	$ (0.37)	$ (0.91)
Unvested LTIP Units
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Equivalent Shares, included in computation of earnings per share as effect of antidilutive					0	0	0
Unvested LTIP Units | Class A and T Common stock
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Equivalent Shares, included in computation of earnings per share as effect of antidilutive	0	0	0	0
Restricted Stock Awards
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Equivalent Shares, included in computation of earnings per share as effect of antidilutive					117,266	0	0
Restricted Stock Awards | Class A and T Common stock
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Equivalent Shares, included in computation of earnings per share as effect of antidilutive	0	0	0	120,328